Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Operations and Comprehensive (loss) Income

In May 2023, the Company completed the disposal of its social E-commerce business, which was operated by the consolidated VIEs. As a result, the following financial statement amounts were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income and assets/liabilities held for sale in consolidated balance sheet.

	For the Six Months Ended September 30,
	2024	2023
	USD	USD
Net revenues	—	698
Net loss	—	3,905

Schedule of Revenue

For the six months ended September 30, 2024 and 2023, the revenue of the Company illustrated as below:

	For Six Months Ended September 30,
	2024	2023
	USD	USD
Revenue
Revenue from sales of medical devices	415,020	894,768
Revenue from marketing promotion service	6,520,930	—
Total revenues	6,935,950	894,768
Tax and surcharges	(1,759)	(1,185)
Net Revenues	6,934,191	893,583

Schedule of Noncontrolling Interest

As of September 30, 2024 and March 31, 2024, noncontrolling interest consist of the following:

	As of September 30,	As of March 31,
	2024	2024
	USD	USD
We Healthy	50,849	56,810
Tianjin Wangyi Cloud	36,474	—
Total	87,323	56,810

Schedule of Spot Exchange Rates and Average Exchange Rates

Spot exchange rates and average exchange rates were used in the translation of the condensed consolidated financial statements.

	For the Six Months Ended September 30,
	2024	2023
US Exchange Rate
Period-end RMB	7.0176	7.2960
Period average RMB	7.2023	7.1287